PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET
	(in thousands)
	December 31,	December 31,
	2022	2021
	$-	$-
Furniture and equipment	1,408	667
Computer hardware	4	4
Leasehold improvements	5,192	3,031
Vehicles	304	131
Land	202	-
Construction in progress	4	4

Subtotal	7,114	3,837
Less accumulated depreciation	(2,223)	(1,264)
Property, equipment and leasehold improvements, net
	$4,891	$2,573